Other financial income / expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other financial income:
Interest on bank deposit	€ 5,219	€ 3,045	€ 1,614
Effect of discounting long term R&D incentives receivables	199		99
Currency exchange gain	11,027	1,797	8,150
Fair value gain on financial assets held at fair value through profit or loss	1,203
Gain upon sale of financial assets held at fair value through profit or loss	668
Other finance income	19	34	87
Total other financial income	18,335	4,877	9,950
Other financial expenses:
Interest expenses	(780)	(936)	(47)
Currency exchange loss	(1,174)	(29,176)	(1,453)
Other finance charges	(782)	(469)	(191)
Total other financial expense	(2,737)	(30,582)	(1,692)
Total other net financial expense (-)/ income	€ 15,598	€ (25,705)	€ 8,257